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                                SchwabFunds(R)
                            101 Montgomery Street
                           San Francisco, CA  94104

                                 May 14, 2003


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     The Charles Schwab Family of Funds -
        Schwab Municipal Money Fund - Institutional Shares and Select Shares

        File Nos. 33-31894 and 811-5954

Dear Sir or Madam:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, dated May 10, 2003, for the Schwab Municipal Money Fund - Institutional Shares and Select Shares does not differ from that filed in the most recent Post-Effective Amendment No. 52, which was filed electronically.

Sincerely,

/s/ Benjamin Douglas

Benjamin Douglas
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.